OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended February 28, 2010. This series has May 31 fiscal year end.
Date of reporting period: February 28, 2010

Item 1 – Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.3%
AIRPORT 6.3%
Dallas/Fort Worth, TX Intl. Arpt. RRB, Ser. 2009A, 5.00%, 11/01/2023	$1,000,000	$1,053,980
Denver, CO City & Cnty. Arpt. Sys. RB:
Ser. A, 5.00%, 11/15/2019, (Insd. by XL Capital Assurance)	4,700,000	5,115,433
Ser. A1, 5.25%, 11/15/2015	5,000,000	5,491,850
Houston, TX Arpt. Sys. Sr. Lien RRB, Ser. 2009A, 5.00%, 07/01/2020	2,125,000	2,310,597
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., Ser. A, 5.75%, 10/01/2021	2,000,000	2,209,760

		16,181,620

EDUCATION 2.7%
Massachusetts Edl. Fin. Auth. RB, Ser. A, 5.50%, 01/01/2017	2,000,000	2,203,180
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A, 5.25%, 04/01/2020	1,000,000	1,069,230
Rhode Island Hlth. & Edl. Bldg. RB, Providence Pub. Sch. Financing, Ser. A, 5.00%, 05/15/2022	2,425,000	2,570,306
Texas Tech Univ. RRB, Revenue Financing Sys., Ser. 12, 5.00%, 02/15/2022	1,000,000	1,108,760

		6,951,476

ELECTRIC REVENUE 4.2%
Florida Muni. Power Agcy. RB, Ser. A, 5.25%, 10/01/2020	5,000,000	5,488,850
Louisa, VA IDA PCRRB, Virginia Elec. & Power Co. Proj., Ser. A, 5.375%, 11/01/2035	3,000,000	3,294,030
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, Southwestern Elec. Power Co. Proj., 4.50%, 07/01/2011	2,000,000	2,066,900

		10,849,780

GENERAL OBLIGATION – LOCAL 5.6%
Clark Cnty., NV Flood Ctl. Refunding GO, 4.75%, 11/01/2021, (Insd. by FGIC)	4,530,000	4,775,073
Collins Cnty., TX Allen Independent Sch. Dist. Bldg. GO, Ser. 2009, 5.00%, 02/15/2021	1,000,000	1,141,550
Grant Cnty., WA Sch. Dist. No. 161 GO, 5.00%, 12/01/2022, (Insd. by MBIA)	1,900,000	2,073,926
Houston, TX Pub. Impt. Refunding GO, Ser. A, 5.00%, 03/01/2022, (Insd. by MBIA)	2,500,000	2,739,075
Montgomery Cnty., TX Ltd. Tax Refunding GO, 5.00%, 03/01/2022	2,250,000	2,452,005
New York, NY GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	5,000	5,018
Oakland, CA Cnty. of Alameda Unified Sch. Dist. GO, Ser. 2009A, 6.50%, 08/01/2020	1,000,000	1,143,600

		14,330,247

GENERAL OBLIGATION – STATE 1.7%
Illinois Sales Tax GO, Ser. B, 5.00%, 06/15/2018	1,000,000	1,111,030
Nevada Capital Impt. & Cultural Affairs GO, Ser. B, 5.00%, 12/01/2022, (Insd. by FGIC)	3,000,000	3,215,100

		4,326,130

HOSPITAL 25.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr.:
Ser. 2007A-1, 0.89%, 02/01/2021	5,000,000	4,507,500
Ser. A, 5.00%, 08/15/2021	2,000,000	2,131,980
Ser. B, 5.00%, 06/15/2018	4,000,000	4,206,520
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. D, 5.50%, 01/01/2019	5,000,000	5,497,050
California Hlth. Facs. Fin. Auth. RB, Providence Hlth. & Svcs., Ser. C, 5.75%, 10/01/2019	1,000,000	1,157,720
Colorado Hlth. Facs. Auth. RB, Catholic Hlth. Initiatives, Ser. 2009C-2, 4.00%, 10/01/2040	2,000,000	2,094,440
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. & Sunbelt Obligated Group, Ser. 2005I, 5.00%, 11/15/2020	2,155,000	2,277,188
Illinois Fin. Auth. RB, Advocate Hlth. Care Network, Ser. D, 6.125%, 11/01/2023	3,000,000	3,337,770
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth., 5.00%, 11/01/2018	5,000,000	5,393,800
Jackson, TN Hosp. RRB, Jackson-Madison Cnty. Gen. Hosp. Proj., Ser. 2008, 5.25%, 04/01/2018	1,000,000	1,064,340
Kansas Dev. Fin. Auth. Hosp. RB, Adventist Hlth. Sys. & Sunbelt Obligated Group, Ser. 2009D, 5.00%, 11/15/2020	1,150,000	1,239,861
Kent, MI Hosp. Fin. Auth. RRB, Spectrum Hlth. Sys., Ser. A, 5.50%, 01/15/2047	6,000,000	6,690,660
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts, Ser. MT-567, 0.50%, 04/01/2026	6,300,000	6,300,000
Michigan Hosp. Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. A-1, 6.00%, 12/01/2034	3,000,000	3,505,830
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr., 6.00%, 07/01/2012	2,315,000	2,439,478
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pittsburgh Med. Ctr. Proj., Ser. 2010E, 5.00%, 05/15/2018 #	3,000,000	3,269,640

1

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Salem, OR Hosp. Facs. Auth. RB, Salem Hosp. Proj., Ser. 2008-C, FRN, 0.40%, (LOC: Allied Irish Banks plc)	$6,000,000	$6,000,000
South Carolina Jobs & EDA Hosp. RRB, Palmetto Hlth. Proj., 5.00%, 08/01/2018	1,190,000	1,217,906
Wisconsin Hlth. & Edl. Facs. RB, Aurora Hlth. Care, Inc., Ser. B, 5.125%, 08/15/2027	2,000,000	2,112,880

		64,444,563

HOUSING 0.7%
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	635,000	644,919
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	85,000	90,847
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	75,000	77,347
New Jersey Hsg. & Mtge. Fin. Agcy. RB, Ser. AA, 5.25%, 10/01/2016	765,000	841,668
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	170,000	176,304
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	105,000	109,739

		1,940,824

INDUSTRIAL DEVELOPMENT REVENUE 8.6%
Courtland, AL Indl. Dev. Board Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	6,000,000	6,245,640
Dade Cnty., FL IDRB, Dolphins Stadium Proj., Ser. C, FRN, 3.10%, 07/01/2032	1,300,000	1,300,000
Jasper Cnty., IN PCRRB, 5.60%, 11/01/2016, (Insd. by MBIA)	4,000,000	4,365,840
Maine Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.65%, 02/01/2016	5,000,000	5,002,400
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	1,000,000	1,035,650
Missouri Env. Impt. and Energy Resources Auth. RRB, Water Pollution Ctl. and Drinking Water Proj., Ser. 2010A, 5.00%, 01/01/2022	3,500,000	4,066,930

		22,016,460

MISCELLANEOUS REVENUE 4.3%
New Jersey COP, Ser. 2009 A, 5.25%, 06/15/2021	2,000,000	2,195,760
New York Urban Dev. Corp. RB, 5.875%, 01/15/2013	2,000,000	2,000,540
New York Urban Dev. Corp. RRB, Ser. D, 5.50%, 01/01/2019, (Insd. by Assured Guaranty Corp.)	3,000,000	3,568,590
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2019	3,000,000	3,340,470

		11,105,360

POWER 1.9%
North Carolina Eastern Muni. Power Agcy. RRB, Power Sys. Proj., Ser. 2009B, 5.00%, 01/01/2017	1,000,000	1,095,040
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.25%, 01/01/2019	3,500,000	3,821,545

		4,916,585

PRE-REFUNDED 2.4%
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	2,330,000	2,893,278
South Dakota Elec. Sys. RB, Heartland Consumers Power Dist. Proj., Ser. 1979, 7.00%, 01/01/2016	2,815,000	3,253,577

		6,146,855

RESOURCE RECOVERY 0.6%
Beaver Cnty., PA IDA PCRRB, FirstEnergy Generation Corp. Proj., Ser. 2008-B, 3.00%, 10/01/2047	1,600,000	1,614,576

SALES TAX 1.6%
Alabama Pub. Sch. & College Auth. RRB, Capital Impt. Proj., Ser. 2009-A, 5.00%, 05/01/2018	2,500,000	2,846,800
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Ser. A, 0.00%, 06/01/2021 ¤	3,000,000	1,160,070

		4,006,870

SPECIAL TAX 3.3%
Florida Board of Education Lottery RRB, Ser. 2010C, 5.00%, 07/01/2017	3,000,000	3,372,030
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2017	5,000,000	5,231,850

		8,603,880

2

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 2.9%
Iowa Student Loan RB, Student Loan Liq. Corp., Ser. 2009-1, 5.25%, 12/01/2017	$3,000,000	$3,220,830
Massachusetts Edl. Financing Auth. RB, Ser. I, 5.50%, 01/01/2018	2,000,000	2,186,140
New Jersey Higher Ed. Assistance Auth. RB, Student Loan Proj., Ser. 2010-1A, 5.00%, 12/01/2016	2,000,000	2,198,400

		7,605,370

TRANSPORTATION 11.3%
Central Texas Regl. Mobility Auth. RB, Ser. 2010, 5.75%, 01/01/2019	1,310,000	1,342,593
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts, Ser. PT-3931, 0.48%, 07/01/2030	5,000,000	5,000,000
Metropolitan New York Trans. Auth. RB, Ser. A:
5.00%, 11/15/2020	8,915,000	9,672,953
5.00%, 11/15/2021	5,000,000	5,408,050
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	665,000	754,290
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022, (Insd. by XL Capital Assurance, Inc.)	6,450,000	6,833,194

		29,011,080

UTILITY 11.6%
Columbus, OH American Muni. Power-Ohio, Inc. RB, Electricity Purchase Proj., Ser. A, 5.00%, 02/01/2012	1,000,000	1,056,360
Indiana Bond Bank RB, Spl. Program Gas, Ser. 2007 A, 5.00%, 10/15/2017	3,650,000	3,793,919
Lakeland, FL Energy Sys. RRB, FRN, 1.30%, 10/01/2014	3,000,000	3,006,750
Northern California Gas Auth. No. 1 RB, Gas Proj., Ser. 2007B, FRN, 0.80%, 07/01/2019	4,000,000	3,296,000
Philadelphia, PA Gas Works RRB, Ser. 8-A:
5.00%, 08/01/2015	1,000,000	1,055,490
5.00%, 08/01/2016	1,000,000	1,048,490
5.25%, 08/01/2017	1,225,000	1,294,960
Tennessee Energy Acquisition Corp. Gas RB:
Ser. 2006A, 5.25%, 09/01/2019	3,000,000	3,024,780
Ser. A, 5.00%, 09/01/2016	2,000,000	2,052,500
Texas Muni. Gas Acquisition & Supply Corp. RB:
Gas Supply Proj., Ser. B, FRN, 0.70%, 09/15/2017	5,000,000	4,768,750
Ser. D, 5.625%, 12/15/2017	5,000,000	5,378,250

		29,776,249

WATER & SEWER 2.6%
Henry Cnty., GA Water & Sewer Auth. RB, FRN, 0.45%, 02/01/2030	3,425,000	3,425,000
Miami-Dade Cnty., FL Water & Sewer RB, Ser. C, 5.25%, 10/01/2022	3,000,000	3,282,540

		6,707,540

Total Municipal Obligations (cost $239,420,060)		250,535,465

SHORT-TERM INVESTMENTS 4.9%
COMMERCIAL PAPER 2.3%
Industrial Development Revenue 2.3%
West Baton Rouge Parish, LA Indl. Dist. No. 3 RB, The Dow Chemical Co. Proj., 0.65%, 03/02/2010	6,000,000	6,000,000

	Shares	Value

MUTUAL FUND SHARES 2.6%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.11% q ø ##	6,541,360	6,541,360

Total Short-Term Investments (cost $12,541,360)		12,541,360

Total Investments (cost $251,961,420) 102.2%		263,076,825
Other Assets and Liabilities (2.2%)		(5,771,951)

Net Assets 100.0%		$257,304,874

3

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)

#	When-issued or delayed delivery security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total long-term investments by geographic location as of February 28, 2010:

Texas	9.7%
Florida	8.8%
New York	8.2%
Pennsylvania	7.6%
Indiana	5.4%
Colorado	5.1%
South Carolina	4.7%
Michigan	4.5%
Alabama	3.6%
U.S. Virgin Islands	3.4%
New Jersey	3.4%
Nevada	3.2%
Illinois	2.9%
Ohio	2.9%
Tennessee	2.5%
Oregon	2.4%
Arizona	2.2%
California	2.2%
Maine	2.0%
Missouri	1.9%
Massachusetts	1.8%
Georgia	1.4%
Iowa	1.3%
South Dakota	1.3%
Virginia	1.3%
Kansas	1.0%
Rhode Island	1.0%
Washington	0.8%
Wisconsin	0.8%
North Carolina	0.4%
New Hampshire	0.1%
Oklahoma	0.1%
New Mexico	0.1%
Non-state specific	2.0%

100.0%

On February 28, 2010, the aggregate cost of securities for federal income tax purposes was $251,961,420. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,137,039 and $21,634, respectively, with a net unrealized appreciation of $11,115,405.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

4

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$250,535,465	$0	$250,535,465
Short-term investments	6,541,360	6,000,000	0	12,541,360

	$6,541,360	$256,535,465	$0	$263,076,825

5

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: April 27, 2010

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: April 27, 2010